Commitments and contingencies (Narrative) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Canada [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 3,681
Canada [Member] | Amounts which can be terminated [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	1,897
Peru [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	34,617
Rosemont project in Arizona [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	180,440
Rosemont project in Arizona [Member] | Amounts which can be terminated [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 89,370